NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012
Classified by financial institutions:
China Citic Bank	$37,332,540	$35,312,435
Bank of Zhengzhou	-	6,420,443
Minsheng Bank of China	9,250,541	19,261,328
Guangdong Development Bank	14,866,940	22,471,549
Shanghai Pudong Development Bank	3,303,765	25,681,771
China Merchants Bank	-	11,235,775
China Everbright Bank	19,822,588	27,286,881
Bank of Luoyang	49,226,093	43,337,988
Bank of Communications	46,583,081	22,792,572
Bank of Pingdingshan	28,907,941	32,102,213
Bank of Xuchan	-	2,407,666
Commercial bank of Kaifeng	13,215,059	4,815,332
Huaxia Bank	-	1,605,111
Ping An Bank	3,303,765	4,815,331
	$225,812,313	$259,546,395

Additional information:
Maximum balance outstanding during the year	$323,096,618	$309,304,826
Interest expense	$6,446,941	$4,701,767
Finance charge per contract	0.050%	0.05%-0.15%